Cover	Aug. 08, 2022
Cover [Abstract]
Entity Registrant Name	GUSKIN GOLD CORP.
Entity Central Index Key	0001509786
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 08, 2022
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	27-1989147
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	333-171636
Entity Address Address Line 1	4500 Great America Parkway
Entity Address Address Line 2	PMB 38
Entity Address Address Line 3	Ste 100
Entity Address City Or Town	Santa Clara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95054
City Area Code	408
Local Phone Number	766-1511